Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-38410
Entity Registrant Name	BioXcel Therapeutics, Inc.
Entity Central Index Key	0001720893
Entity Tax Identification Number	82-1386754
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 Long Wharf Drive
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06511
City Area Code	475
Local Phone Number	238-6837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BTAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false